Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments by Security Type

Investments by security type consisted of the following at December 31, 2022 (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Investments:
Commercial paper	$2,465	$—	$—	$2,465
Corporate bonds	2,958	—	(1)	2,957
Government securities	12,898	3	(12)	12,889
	$18,321	$3	$(13)	$18,311